EARNINGS PER SHARE ("EPS") (Schedule of earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator for EPS:
Net income	$ 7,677	$ 4,841	$ 19,148	$ 12,096
Denominator for EPS:
Weighted average shares outstanding - basic	12,998,137	12,911,050	12,989,582	11,776,747
Dilutive shares	146,455	167,417	168,722	127,297
Weighted average shares outstanding - diluted	13,144,592	13,078,467	13,158,304	11,904,044
EPS:
Basic	$ 0.59	$ 0.37	$ 1.47	$ 1.03
Diluted	$ 0.58	$ 0.37	$ 1.46	$ 1.02